INTANGIBLE ASSETS AND GOODWILL (Details Narrative)	6 Months Ended
Mar. 31, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Estimated useful life	5 years
Amortization expenses	$ 39,300